Income Tax Provision (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Income Tax Provision [Abstract]
Net operating loss ("NOL") carry-forwards for Federal income tax purposes	$ 65,146
Net deferred tax assets	22,150	16,271
Increased valuation allowance	$ 5,879	$ 10,929
Operating loss carryforwards, expiration date	Oct. 31, 2033